COMMITMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
COMMITMENTS
COMMITMENTS

NOTE 6. COMMITMENTS

IPO Registration and Stockholders’ Rights

Pursuant to a registration rights agreement entered into on November 3, 2021, the holders of the (i) founder shares, which were issued in a private placement prior to the closing of the Initial Public Offering and (ii) private placement units (including all underlying securities), issued in a private placement simultaneously with the closing of the Initial Public Offering have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement. These holders are entitled to make up to two demands that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggyback” registration rights to include their securities in other registration statements filed by the Company.

Underwriters Agreement

The Representative is entitled to a deferred underwriting commission of 3.8% of the gross proceeds of the Initial Public Offering held in the Trust Account upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

The Company executed a Securities Purchase Agreement (the “Series B Securities Purchase Agreement”) dated November 3, 2022 with A.G.P. whereby A.G.P. subscribed for and will purchase, and DHAC will issue and sell, at the closing of the Business Combination, 4,370 shares of Series B Preferred Stock (“Series B Shares”) convertible into shares of DHAC common stock. The purchase price for the Series B Shares will be paid by conversion of A.G.P.’s $4,370,000 deferred underwriting fee into such Series B Shares. The Certificate of Designation of the Series B Preferred Stock establishes the terms and conditions of the Series B Preferred Stock. The Company reviewed the Series B Preferred Stock under ASC 480 and ASC 815 and concluded that Series B Preferred Stock did not include any elements that would preclude them from equity treatment and therefore are not subject to the liability treatment under ASC 480 or derivative guidance under ASC 815.

The Business Combination Agreement

On June 15, 2022, Digital Health Acquisition Corp (“DHAC”) entered into the Business Combination Agreement, with Merger Sub I, Merger Sub II, VSee and iDoc. On August 9, 2022, DHAC, Merger Sub I, Merger Sub II, VSee and iDoc entered into the First Amended and Restated Business Combination Agreement to provide for the concurrent execution of financing documents for a PIPE consisting of convertible notes and warrants and delivery of the Cassel Salpeter’s opinion to the Board. On October 6, 2022, DHAC, Merger Sub I, Merger Sub II, VSee and iDoc entered into the Business Combination Agreement to make the consideration payable to VSee and iDoc stockholders 100% DHAC common stock and to provide for the concurrent execution of amended PIPE financing documents providing for the issuance of the shares and warrants to the PIPE investor. Pursuant to the terms of the Business Combination Agreement, a business combination by and among DHAC, VSee and iDoc will be effected through the merger of Merger Sub I with and into VSee, with VSee surviving the Merger as a wholly owned subsidiary of DHAC and the merger of Merger Sub II with and into iDoc, with iDoc surviving the Merger as a wholly owned subsidiary of DHAC. The Board of Directors of DHAC (the “Board”) has (i) approved and declared advisable the Business Combination Agreement, the Business Combination and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Business Combination Agreement and related matters by the stockholders of DHAC.

The Merger Consideration

The Business Combination combined equity value of VSee and iDoc is $110 million. At the Closing, each of VSee and iDoc will convert each share of VSee and iDoc capital stock (excluding shares of the holders who perfect rights of appraisal under Delaware or Texas law, as the case may be) into the right to receive the applicable merger consideration as further described below.

VSee Merger Consideration

The aggregate merger consideration that the holders of VSee Stock as of the Effective Time are entitled to receive in the Business Combination, referred to as the “VSee Closing Consideration,” is an amount equal to (1) $60,500,000, minus (2) an amount equal to the Effective Time Option Grants multiplied by $10, minus (3) the aggregate amount of VSee’s transaction expenses. “Effective Time Option Grants” refers to the stock options with an exercise price of $10 per share pursuant to the Incentive Plan to the individuals, in the amounts, and on the terms set forth on Exhibit E to the Business Combination Agreement. 100% of the VSee Closing Consideration will be paid in shares of Company Common Stock in accordance with the terms of the Business Combination Agreement and subject to deductions for the VSee Indemnity Escrow Amount as described below. The “VSee Per Share Consideration” refers to a number of shares of Common Stock equal to (a) (1) the VSee Closing Consideration, divided by (2) the total number of VSee Outstanding Shares, divided by (b) 10. “VSee Outstanding Shares” refers to the total number of shares of VSee Common Stock outstanding immediately prior to the Effective Time, expressed on a fully-diluted and as-converted to VSee Common Stock basis, and including, without limitation or duplication, the number of shares of VSee Common Stock issuable upon conversion of the VSee Preferred Stock.

“Aggregate Transaction Proceeds” refers to an amount equal to the sum of (i) the aggregate cash proceeds available for release from the Trust Account in connection with the transactions contemplated hereby (after, for the avoidance of doubt, giving effect to all of the redemptions of the Public Shares) and (ii) the Aggregate Closing PIPE Proceeds.

iDoc Merger Consideration

The aggregate merger consideration that the holders of iDoc Stock as of the Effective Time are entitled to receive in the Business Combination, referred to as the “iDoc Closing Consideration,” is an amount equal to (1) $49,500,000, minus (2) the aggregate amount of iDoc’s transaction expenses. 100% of the iDoc Closing Consideration will be paid in shares of Company Common Stock in accordance with the terms of the Business Combination Agreement and subject to deductions for the iDoc Indemnity Escrow Amount as described below. The “iDoc Per Share Consideration” refers to a number of shares of Common Stock equal to (a) (1) the iDoc Closing Consideration, divided by (2) the total number of iDoc Outstanding Shares, divided by (b) 10. “iDoc Outstanding Shares” refers to the total number of shares of iDoc Common Stock outstanding immediately prior to the Effective Time, expressed on a fully diluted and as-converted to iDoc Common Stock basis.

VSee Health, Inc. Incentive Plan

DHAC has agreed to approve and adopt the VSee Health, Inc. 2022 Equity Incentive Plan (the “Incentive Plan”) to be effective as of one day prior to the closing Business Combination and in a form mutually acceptable to DHAC, VSee and iDoc. The Incentive Plan shall provide for an initial aggregate share reserve equal to 15% of the number of shares of DHAC Common Stock outstanding following the closing after giving effect to the Business Combination, including without limitation, the PIPE Financing. Subject to approval of the Incentive Plan by DHAC’s Stockholders, DHAC has agreed to file a Form S-8 Registration Statement with the SEC following the Effective Time with respect to the shares of DHAC Common Stock issuable under the Incentive Plan.

Conditions to Closing

The obligations of DHAC, VSee and iDoc to consummate the Business Combination are subject to certain closing conditions, including, but not limited to, (i) the expiration or termination of any applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, (ii) the approval of DHAC’s stockholders, (iii) the approval of VSee’s stockholders, (iv) the approval of iDoc’s stockholders and (v) the delivery of applicable closing deliverables.

In addition, the obligations of VSee and iDoc to consummate the Business Combination are subject to the fulfillment of other closing conditions, including, but not limited to, (i) the approval by the Nasdaq Capital Market of DHAC’s listing application in connection with the Business Combination and (ii) the DHAC board of directors consisting of the number of directors, and comprising the individuals, as contemplated by the Business Combination Agreement.

PIPE Securities Purchase Agreement

In connection with the execution of the Business Combination Agreement, DHAC executed an Amended and Restated Securities Purchase Agreement (as amended, the “PIPE Securities Purchase Agreement” or “PIPE Forward Contract”) dated October 6, 2022 with certain PIPE Investors whereby the PIPE Investors subscribed for and will purchase, and DHAC will issue and sell, (i) 8,000 shares of Series A Preferred Stock (“Initial PIPE Shares”) convertible into shares of DHAC common stock and (ii) warrants (“Initial

PIPE Warrants”) exercisable for 424,000 shares of DHAC Common Stock (such transactions, the “Initial PIPE Financing”) for aggregate proceeds of at least $8,000,000.

The PIPE Securities Purchase Agreement also provides that at any time after the date of the PIPE Securities Purchase Agreement and including (x) with respect to the PIPE Investors’ right to purchase Additional Offering Securities further to an Additional Offering (as each term is defined below) the earlier to occur of (I) the first anniversary of the date of the PIPE Securities Purchase Agreement and (II) the date of the consummation of one or more Subsequent Placements (as defined in the PIPE Securities Purchase Agreement) with the PIPE Investors on terms identical to the PIPE Securities Purchase Agreement and the other PIPE Financing documents in all material respects with an aggregate purchase price of at least $10 million (the “Additional Offering”, and the securities thereof, the “Additional Offering Securities”) and (y) with respect to Buyer’s right to participate in a Subsequent Placement other than an Additional Offering the earlier to occur of (I) the initial date after the Closing that no PIPE Shares remain outstanding, and (II) the date of the consummation of a Subsequent Placement by the Company with gross proceeds, paid in cash, of at least $5,000,000, in either case, neither the Company nor any of its subsidiaries shall, directly or indirectly, effect any Subsequent Placement unless the Company shall have first complied with the PIPE Investors’ participation right described herein and set forth in the PIPE Securities Purchase Agreement. With respect to (i) Additional Offerings, DHAC is required to offer 100% of the Additional Offering Securities to the PIPE Investors; and (ii) Subsequent Placements, DHAC is required to offer 25% of the Offered Securities to the PIPE Investors.

The Aggregate Closing PIPE Proceeds will be a part of the aggregate cash proceeds available for release to DHAC, Merger Sub I, and Merger Sub II in connection with the transactions contemplated by the Business Combination Agreement. The PIPE Warrants are exercisable into shares of DHAC Common Stock at a price of $12.50 per share and expire 5 years from the date of issuance. The PIPE Shares are convertible into shares of DHAC Common Stock at a price of $10.00 per share, subject to certain adjustments. The Certificate of Designation of the Series A Preferred Stock establishes the terms and conditions of the Series A Preferred Stock.

The Company reviewed the PIPE Securities Purchase Agreement’s underlying securities under ASC 480 and ASC 815 and concluded that Series Preferred A Stock includes a contingent redemption that would require temporary equity treatment at issuance and the warrants do not have any elements that would preclude them from equity treatment and therefore are not subject to the Derivative guidance under ASC 815. However under ASC 480-10-55-33 a forward contract that permits the holder to purchase redeemable shares (the Series A Preferred Stock) is a liability pursuant to ASC 480 because (1) the forward contract itself is indexed to an underlying share (i.e., the option’s value varies with the fair value of the share) that embodies the issuer’s obligation to repurchase the share and (2) the issuer has a conditional obligation to transfer assets if the shares are put back. Accordingly, the Company determined the fair value of the PIPE Forward Contract and noted the value at the October 6, 2022, the executed date of agreement was zero. As of September 30, 2023, the value of the PIPE Forward Contract was $3,146,694 (see Note 9. Fair Value Measurements for additional disclosure on the PIPE Forward Contract).

On April 11, 2023 but effective March 31, 2023, the Company entered into an amendment to the PIPE Securities Purchase Agreement to, among other things, (a) amend and restate the form of Certificate of Designation of the Series A Preferred Stock to provide the aggregate number of shares of Series A Preferred Stock issuable thereunder shall not exceed 15,000, (b) amend and restate the form of PIPE Warrant to correct an error in the redemption provision of the PIPE Warrants, and (c) revise certain closing conditions for the PIPE Financing. As previously disclosed in its Current Report on Form 8-K filed on April 12, 2023, the Company and each of the PIPE Investors entered into amendments to the PIPE SPA to, among other things, add a closing condition providing that the closing date of the business combination shall occur on or prior to July 10, 2023 (the “Outside Date Closing Condition”).

On July 11, 2023, each of the PIPE Investors provided notice to the Company that since the Outside Date Closing Condition was not met, the PIPE Investors were under no obligation to close the PIPE Financing.

PIPE Registration Rights Agreement

In connection with the closing of the transactions contemplated by the PIPE Securities Purchase Agreement, DHAC and the PIPE Investors will enter into the registration rights agreement (the “PIPE Registration Rights Agreement”). The PIPE Registration Rights Agreement provides the PIPE Investors with customary registration rights with respect to the shares of Common Stock underlying the PIPE Shares and PIPE Warrants issued to the PIPE Investors. Pursuant to the Registration Rights Agreement, DHAC will agree to (i) file a registration statement with the SEC for the registration and resale of a number of shares of DHAC Common Stock at least equal to 200% of the sum of the number of shares of DHAC Common Stock issuable upon conversion of the PIPE Shares and upon exercise of the PIPE Warrants (collectively, the “Registrable Securities”) within 30 days after the closing of the PIPE Securities Purchase Agreement; (ii) to use DHAC’s best efforts to have such registration statement to be declared effective as soon as practicable after the filing thereof, but no later than earlier of (a) the 90th calendar day (or 120th calendar day if the SEC notifies the Company that it will “review” the registration statement) and (b) the 2nd business day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that the registration statement will not be “reviewed” or will not be subject to further review and (iii) to use DHAC’s best efforts to maintain the effectiveness of such registration statement with respect to the Registrable Securities at all times until the date all of the securities covered hereby can be sold publicly without restriction or limitation under Rule 144 under the Securities Act.

On July 11, 2023, each of the PIPE Investors provided notice to the Company that since the Outside Date Closing Condition was not met, the PIPE Investors were under no obligation to close the PIPE Financing.

PIPE Lock-Up Agreement

Pursuant to the PIPE Securities Purchase Agreement, certain of DHAC’s stockholders will enter into a lock-up agreement (the “PIPE Lock-Up Agreement”) with DHAC. Pursuant to the PIPE Lock-Up Agreement, such stockholders will not (i) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase, make any short sale or otherwise dispose of or agree to dispose of, directly or indirectly, any shares of DHAC Common Stock or Convertible Securities (as defined in the PIPE Securities Purchase Agreement), or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Securities and Exchange Act of 1934, as amended and the rules and regulations of the Securities and Exchange Commission promulgated thereunder with respect to any shares of Common Stock or Convertible Securities owned directly by the PIPE Investors (including holding as a custodian) or with respect to which each PIPE Investor has beneficial ownership within the rules and regulations of the Securities and Exchange Commission (collectively, the “PIPE Investor Shares”), or (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any of the PIPE Investor Shares, whether any such transaction described in clause (i) or (ii) above is to be settled by delivery of shares of DHAC Common Stock or other securities, in cash or otherwise, or (iii) make any demand for or exercise any right or cause to be filed a registration statement, including any amendments thereto, with respect to the registration of any shares of DHAC Common Stock or Convertible Securities or (iv) publicly disclose the intention to do any of the foregoing.

Under the PIPE Lock-Up Agreement, the PIPE Lock-Up Period means the period beginning on the date of the Lock-Up Agreement and ending on the earliest of (i) eight months after the Closing Date, or (ii) on the trading day after DHAC’s Common Stock exceeds $12.50 (as adjusted for any stock splits, stock dividends, stock combinations recapitalizations and similar events) for a period of twenty consecutive trading days after the Closing Date.

On July 11, 2023, each of the PIPE Investors provided notice to the Company that since the Outside Date Closing Condition was not met, the PIPE Investors were under no obligation to close the PIPE Financing.

Bridge Securities Purchase Agreement and Bifurcated Derivative

On October 6, 2022, in connection with the execution of the Business Combination Agreement, DHAC, VSee and iDoc entered into a Securities Purchase Agreement (the “Bridge Purchase Agreement”) with an accredited investor, who is also an investor in the Sponsor, pursuant to which DHAC, VSee and iDoc each issued and sold to such investor 10% original issue discount senior secured promissory notes due October 5, 2023 in the aggregate principal amount of $2,222,222 (the “Bridge Notes”). $888,889 of the Bridge Note was allocated to DHAC. The Bridge Notes will be assumed by DHAC in connection with the closing of the Business Combination. The Bridge Notes bear guaranteed interest at a rate of 10.00% per annum. In connection with the purchase of the Bridge Notes, DHAC issued the investor (i) 173,913 warrants, each representing the right to purchase one share of DHAC common stock at an initial exercise price of $11.50, subject to certain adjustments (the “Bridge Warrants”) and (ii) 30,000 shares of DHAC common stock as additional consideration for the purchase of the Bridge Notes and Bridge Warrants. If the PIPE Financing closes in connection with the closing of the Business Combination, 110% of all unpaid principal under the Bridge Notes and guaranteed interest of 10% are due and payable at the closing of the PIPE Financing.

The Company reviewed the warrants and common stock issued in connection with the Securities Purchase agreement under ASC 815 and concluded that the Warrants are not in scope of ASC 480 and are not subject to the Derivative guidance under ASC 815. The

Warrants and the Common Stock should be recorded as equity. As such the Principal value of the notes was allocated using the relative fair value basis of all three instruments. As the Warrants were issued with various instruments the purchase price needs to be allocated using the relative fair value method (i.e., warrant at its fair value and the common stock at its fair value the Promissory note at its principal value allocated using the relative fair value of the proceeds received an applied proportionally to the equity classified stock, warrants and Promissory Note).

The Company reviewed the contingent early repayment option granted in the Bridge Note under ASC 815 and concluded that as a result of the significant discount granted in the note the contingent repayment provision is therefore considered an embedded derivative that should be bifurcated from the debt host. Accordingly, in accordance with ASC 470-20, the Company allocated the Bridge Note proceeds between the Bridge Note and the Bifurcated Derivative, using the residual method by allocating the principal first to fair value of the embedded derivative and then to the debt. Accordingly, the fair value of the embedded derivative at issuance was $278,404 and the residual value of $610,485 was allocated to the principal balance of the note (see Note 9. Fair Value Measurements for additional disclosure on the derivative).

DHAC as a result received cash proceeds of $738,200 net of $61,800 of direct cost attributable to the financing. The warrants and shares issued to investors were analyzed under ASC 815 and noted there were no elements that would preclude equity treatment. As such the Company recorded the fair value of the Bridge Warrants of $8,552, net of $613 of offering cost allocated based on the relative value basis and Bridge Shares of $284,424, net of $20,376 of offering cost allocated based on the relative value basis. As a result, of the bifurcated derivative discussed above, the offering cost allocated to the debt, and the value of the share and warrants granted, the Company recorded amortizable debt discount of $443,665 consisting of $40,811 in financing cost allocated to the Bridge Note, $9,165 the issuance date fair value of the Bridge Warrants, $304,800 the fair value of the Bridge Shares and $88,889 originally issued discount.

As of September 30, 2023, the Bridge Note net of unamortized debt discount was $692,216. The Company recognized $332,749 of amortized debt discount and $66,666 in accrued interest for a total Bridge Note interest expense of $399,415 for the nine months ended September 30, 2023. In connection with the Bridge Purchase Agreement, the Company entered into a Registration Rights Agreement with the Bridge investor, dated October 5, 2022, which provides that the Company will file a registration statement to register the shares of Common Stock underlying the Bridge Warrants and the commitment shares.

Securities Purchase Agreement and Bifurcated Derivative

On May 5, 2023, the Company entered into a securities purchase agreement (the “May 2023 SPA”) with an institutional investor (the “Holder”). Pursuant to the May 2023 SPA, the Company issued the Holder a 16.67% original issue discount promissory note, in favor of the Holder, in the aggregate principal amount of $300,000 (the “Investor Note”). The Investor Note bears guaranteed interest at a rate of 10% per annum and is due and payable on May 5, 2024. If the Company’s PIPE financing closes in connection with the closing of its business combination, 110% of all unpaid principal under the Investor Note and guaranteed interest of 10% are due and payable at the closing of the PIPE financing.

VSee Lab, Inc., a Delaware corporation (“VSee”) and iDoc Virtual Telehealth Solutions, Inc., a Texas corporation (“iDoc”), guaranteed the Company’s obligations under the May 2023 SPA, the Investor Note and the other transaction documents (the “May 2023 Financing Documents”) pursuant to a Subsidiary Guaranty dated May 5, 2023. The Company’s, VSee’s and iDoc’s obligations to the Holder under the May 2023 Financing Documents are subordinated to the Company’s, VSee’s and iDoc’s obligations to its existing bridge lender.

In connection with the May 2023 SPA, the Company issued to the Holder (i) warrants with an exercise period of five years to purchase up to 26,086 shares of the Company’s Common Stock at an exercise price of $11.50 per share (the “Investor Note Warrants”), and (ii) 7,000 shares of the Company’s Common Stock as commitment shares (the “May 2023 Commitment Shares”). The Company also entered into a Registration Rights Agreement with the Holder, dated May 5, 2023 (the “ May 2023 RRA”), which provides that the Company will file a registration statement to register the shares of Common Stock underlying the Investor Note Warrants and the May 2023 Commitment Shares, subject to the terms thereof.

The Company reviewed the Investor Note Warrants and May 2023 Commitment Shares issued in connection with the May 2023 SPA under ASC 815 and concluded that the Investor Note Warrants are not in scope of ASC 480 and are not subject to the Derivative guidance under ASC 815. The Investor Note Warrants and the May 2023 Commitment Shares should be recorded as equity. As such the Principal value of the Investor Note was allocated using the relative fair value basis of all three instruments. As the Investor Note Warrants were issued with various instruments the purchase price needs to be allocated using the relative fair value method (i.e., warrant at its fair value and the common stock at its fair value the Promissory note at its principal value allocated using the relative fair value of the proceeds received an applied proportionally to the equity classified stock, warrants and Promissory Note).

The Company reviewed the contingent early repayment option granted in the Investor Note under ASC 815 and concluded that as a result of the significant discount granted in the note the contingent repayment provision is therefore considered an embedded derivative that should be bifurcated from the debt host. Accordingly, in accordance with ASC 470-20, the Company allocated the Investor Note proceeds between the Investor Note and the Bifurcated Derivative, using the residual method by allocating the principal first to fair value of the embedded derivative and then to the debt. Accordingly, the fair value of the embedded derivative at issuance was $71,755 and the residual value of $228,245 was allocated to the principal balance of the note (see Note 9. Fair Value Measurements for additional disclosure on the derivative).

DHAC as a result received cash proceeds of $240,000 net of $10,000 of direct cost attributable to the financing. The warrants and shares issued to the Holder were analyzed under ASC 815 and noted there were no elements that would preclude equity treatment. As such the Company recorded the fair value of the Investor Note Warrants of $2,461, net of $82 of offering cost allocated based on the relative value basis and May 2023 Commitment Shares of $76,102, net of $2,542 of offering cost allocated based on the relative value basis. As a result, of the bifurcated derivative discussed above, the offering cost allocated to the debt, and the value of the shares and warrants granted, the Company recorded amortizable debt discount of $175,472 consisting of $56,993 in financing cost allocated to the Investor Note, $40,130 the issuance date fair value of the Investor Note Warrants, $78,349 the fair value of the May 2023 Commitment Shares and $50,000 originally issued discount.

As of September 30, 2023, the Investor Note net of unamortized debt discount was $182,799. The Company recognized $70,676 of amortized debt discount and $12,097 in accrued interest for a total Investor Note interest expense of $82,773 for the nine months ended September 30, 2023. In connection with the May 2023 SPA, the Company entered into the May 2023 RRA with the Holder, dated May 5, 2023, which provides that the Company will file a registration statement to register the shares of Common Stock underlying the Investor Note Warrants and the May 2023 Commitment Shares.

Backstop Agreement

On January 18, 2023 DHAC and the Sponsor, entered into a Backstop Agreement (the “Backstop Agreement”) pursuant to which DHAC agreed to offer on or prior to the closing of the Business Combination the PIPE Investors the option to purchase up to an additional 2,000 shares of Series A Preferred Stock initially convertible into 234,260 shares of DHAC common stock (the “Additional PIPE Shares” and together with the Initial PIPE Shares, the “PIPE Shares”), together with additional warrants to purchase up to 106,000 shares of DHAC common stock (the “Additional PIPE Warrants” and together with the Initial PIPE Warrants, the “PIPE Warrants”; the Additional PIPE Shares and Additional PIPE Warrants are referred to as the “Additional PIPE Securities”) pursuant to a participation right granted to the PIPE Investors under the PIPE Securities Purchase Agreement, in each case, on the same terms and conditions set forth in the PIPE Securities Purchase Agreement for an aggregate purchase price of up to $2,000,000 (such proceeds together with the proceeds from the Initial PIPE Financing, as increased pursuant to the amendment to the Backstop Agreement described below, the “Aggregate Closing PIPE Proceeds”). Pursuant to the Backstop Agreement, if the PIPE Investors do not elect to purchase all of the Additional PIPE Securities, the Sponsor has agreed to purchase any such unsubscribed Additional PIPE Securities concurrent with the closing of the transactions contemplated by the PIPE Securities Purchase Agreement on the same terms and conditions set forth in the PIPE Securities Purchase Agreement.

The Backstop Agreement contains customary representations, warranties, and agreements of the Company and the Sponsor and is subject to customary closing conditions and termination rights. If the conditions to the consummation of the Backstop Commitment contemplated by the Backstop Agreement are triggered, the closing of the sale of the Remaining Securities is expected to occur substantially concurrently with the closing of the transactions contemplated by the PIPE SPA.

On April 11, 2023 but effective March 31, 2023, the Sponsor and DHAC entered into an amendment to the Backstop Agreement to increase the Additional PIPE Shares that may be purchased pursuant to the Backstop Agreement from 2,000 shares of Series A

Preferred Stock to 7,000 shares of Series A Preferred Stock, for an aggregate additional PIPE financing of up to $7,000,000, increasing the Aggregate Closing PIPE Proceeds to a total of $15,000,000.

Pursuant to the PIPE Securities Purchase Agreement and the Backstop Agreement, each as amended, any purchaser of Additional PIPE Securities will enter into a lock up agreement with the Company pursuant to which such purchaser will agree not to, subject to certain limited exceptions, (i) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase, make any short sale or otherwise dispose of or agree to dispose of, directly or indirectly, any Additional PIPE Securities, or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Securities and Exchange Act of 1934, as amended and the rules and regulations of the Securities and Exchange Commission promulgated thereunder with respect to any Additional PIPE Securities owned directly by the purchaser (including holding as a custodian) or with respect to which the purchaser has beneficial ownership within the rules and regulations of the Securities and Exchange Commission, or (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any of the purchaser’s Additional PIPE Securities, whether any such transaction described in clause (i) or (ii) above is to be settled by delivery of shares of DHAC Common Stock or other securities, in cash or otherwise, (3) make any demand for or exercise any right or cause to be filed a registration statement, including any amendments thereto, with respect to the registration of any Additional PIPE Securities or (4) publicly disclose the intention to do any of the foregoing.

On July 11, 2023, each of the PIPE Investors provided notice to the Company that since the Outside Date Closing Condition was not met, the PIPE Investors were under no obligation to close the PIPE Financing as such the Backstop Agreement is terminated as of July 11, 2023.

NOTE 6. COMMITMENTS

IPO Registration and Stockholders’ Rights

Pursuant to a registration rights agreement entered into on November 3, 2021, the holders of the (i) founder shares, which were issued in a private placement prior to the closing of the Initial Public Offering and (ii) private placement units (including all underlying securities), issued in a private placement simultaneously with the closing of the Initial Public Offering have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement. These holders are entitled to make up to two demands that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggyback” registration rights to include their securities in other registration statements filed by the Company.

Underwriters Agreement

The Representative is entitled to a deferred underwriting commission of 3.8% of the gross proceeds of the Initial Public Offering held in the Trust Account upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

The Company executed a Securities Purchase Agreement (the “Series B Securities Purchase Agreement”) dated November 3, 2022 with A.G.P. whereby A.G.P. subscribed for and will purchase, and DHAC will issue and sell, at the closing of the Business Combination, 4,370 shares of Series B Preferred Stock (“Series B Shares”) convertible into shares of DHAC common stock. The purchase price for the Series B Shares will be paid by conversion of A.G.P.’s $4,370,000 deferred underwriting fee into such Series B Shares. The Certificate of Designation of the Series B Preferred Stock establishes the terms and conditions of the Series B Preferred Stock. The Company reviewed the Series B Preferred Stock under ASC 480 and ASC 815 and concluded that Series B Preferred Stock did not include any elements that would preclude them from equity treatment and therefore are not subject to the liability treatment under ASC 480 or derivative guidance under ASC 815.

The Business Combination Agreement

On June 15, 2022, Digital Health Acquisition Corp (“DHAC”) entered into the Business Combination Agreement, with Merger Sub I, Merger Sub II, VSee and iDoc. On August 9, 2022, DHAC, Merger Sub I, Merger Sub II, VSee and iDoc entered into the First Amended and Restated Business Combination Agreement to provide for the concurrent execution of financing documents for a PIPE consisting of convertible notes and warrants and delivery of the Cassel Salpeter’s opinion to the Board. On October 6, 2022, DHAC, Merger Sub I, Merger Sub II, VSee and iDoc entered into the Business Combination Agreement to make the consideration payable to VSee and iDoc stockholders 100% DHAC common stock and to provide for the concurrent execution of amended PIPE Financing documents providing for the issuance of the PIPE Shares and the PIPE Warrants. Pursuant to the terms of the Business Combination Agreement, a business combination by and among DHAC, VSee and iDoc will be effected through the merger of Merger Sub I with and into VSee, with VSee surviving the Merger as a wholly owned subsidiary of DHAC and the merger of Merger Sub II with and into iDoc, with iDoc surviving the Merger as a wholly owned subsidiary of DHAC. The Board of Directors of DHAC (the “Board”) has (i) approved and declared advisable the Business Combination Agreement, the Business Combination and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Business Combination Agreement and related matters by the stockholders of DHAC.

The Merger Consideration

The Business Combination combined equity value of VSee and iDoc is $110 million. At the Closing, each of VSee and iDoc will convert each share of VSee and iDoc capital stock (excluding shares of the holders who perfect rights of appraisal under Delaware or Texas law, as the case may be) into the right to receive the applicable merger consideration as further described below.

VSee Merger Consideration

The aggregate merger consideration that the holders of VSee Stock as of the Effective Time are entitled to receive in the Business Combination, referred to as the “VSee Closing Consideration,” is an amount equal to (1) $60,500,000, minus (2) an amount equal to the Effective Time Option Grants multiplied by $10, minus (3) the aggregate amount of VSee’s transaction expenses. “Effective Time Option Grants” refers to the stock options with an exercise price of $10 per share pursuant to the Incentive Plan to the individuals, in the amounts, and on the terms set forth on Exhibit E to the Business Combination Agreement. 100% of the VSee Closing

Consideration will be paid in shares of Company Common Stock in accordance with the terms of the Business Combination Agreement and subject to deductions for the VSee Indemnity Escrow Amount as described below. The “VSee Per Share Consideration” refers to a number of shares of Common Stock equal to (a) (1) the VSee Closing Consideration, divided by (2) the total number of VSee Outstanding Shares, divided by (b) 10. “VSee Outstanding Shares” refers to the total number of shares of VSee Common Stock outstanding immediately prior to the Effective Time, expressed on a fully-diluted and as-converted to VSee Common Stock basis, and including, without limitation or duplication, the number of shares of VSee Common Stock issuable upon conversion of the VSee Preferred Stock.

“Aggregate Transaction Proceeds” refers to an amount equal to the sum of (i) the aggregate cash proceeds available for release from the Trust Account in connection with the transactions contemplated hereby (after, for the avoidance of doubt, giving effect to all of the redemptions of the Public Shares) and (ii) the Aggregate Closing PIPE Proceeds.

iDoc Merger Consideration

The aggregate merger consideration that the holders of iDoc Stock as of the Effective Time are entitled to receive in the Business Combination, referred to as the “iDoc Closing Consideration,” is an amount equal to (1) $49,500,000, minus (2) the aggregate amount of iDoc’s transaction expenses. 100% of the iDoc Closing Consideration will be paid in shares of Company Common Stock in accordance with the terms of the Business Combination Agreement and subject to deductions for the iDoc Indemnity Escrow Amount as described below. The “iDoc Per Share Consideration” refers to a number of shares of Common Stock equal to (a) (1) the iDoc Closing Consideration, divided by (2) the total number of iDoc Outstanding Shares, divided by (b) 10. “iDoc Outstanding Shares” refers to the total number of shares of iDoc Common Stock outstanding immediately prior to the Effective Time, expressed on a fully diluted and as-converted to iDoc Common Stock basis.

VSee Health, Inc. Incentive Plan

DHAC has agreed to approve and adopt the VSee Health, Inc. 2022 Equity Incentive Plan (the “Incentive Plan”) to be effective as of one day prior to the closing Business Combination and in a form mutually acceptable to DHAC, VSee and iDoc. The Incentive Plan shall provide for an initial aggregate share reserve equal to 15% of the number of shares of DHAC Common Stock outstanding following the closing after giving effect to the Business Combination, including without limitation, the PIPE Financing. Subject to approval of the Incentive Plan by DHAC’s Stockholders, DHAC has agreed to file a Form S-8 Registration Statement with the SEC following the Effective Time with respect to the shares of DHAC Common Stock issuable under the Incentive Plan.

Conditions to Closing

The obligations of DHAC, VSee and iDoc to consummate the Business Combination are subject to certain closing conditions, including, but not limited to, (i) the expiration or termination of any applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, (ii) the approval of DHAC’s stockholders, (iii) the approval of VSee’s stockholders, (iv) the approval of iDoc’s stockholders and (v) after giving effect to the transactions contemplated by the Business Combination Agreement, including the PIPE Financing, DHAC having at least $5,000,001 of net tangible assets immediately after the Effective Time and (vi) the delivery of applicable closing deliverables.

In addition, the obligations of VSee and iDoc to consummate the Business Combination are subject to the fulfillment of other closing conditions, including, but not limited to, (i) the approval by the Nasdaq Capital Market of DHAC’s listing application in connection with the Business Combination and (ii) the DHAC board of directors consisting of the number of directors, and comprising the individuals, as contemplated by the Business Combination Agreement.

PIPE Securities Purchase Agreement

In connection with the execution of the Business Combination Agreement, DHAC executed an Amended and Restated Securities Purchase Agreement (as amended, the “PIPE Securities Purchase Agreement” or “PIPE Forward Contract”) dated October 6, 2022 with certain PIPE Investors whereby the PIPE Investors subscribed for and will purchase, and DHAC will issue and sell, (i) 8,000 shares of Series A Preferred Stock (“Initial PIPE Shares”) convertible into shares of DHAC common stock and (ii) warrants (“Initial PIPE Warrants”) exercisable for 424,000 shares of DHAC Common Stock (such transactions, the “Initial PIPE Financing”) for aggregate proceeds of at least $8,000,000.

The PIPE Securities Purchase Agreement also provides that at any time after the date of the PIPE Securities Purchase Agreement and including (x) with respect to the PIPE Investors’ right to purchase Additional Offering Securities further to an Additional Offering (as each term is defined below) the earlier to occur of (I) the first anniversary of the date of the PIPE Securities Purchase Agreement and (II) the date of the consummation of one or more Subsequent Placements (as defined in the PIPE Securities Purchase Agreement) with the PIPE Investors on terms identical to the PIPE Securities Purchase Agreement and the other PIPE Financing documents in all material respects with an aggregate purchase price of at least $10 million (the “Additional Offering”, and the securities thereof, the “Additional Offering Securities”) and (y) with respect to Buyer’s right to participate in a Subsequent Placement other than an Additional Offering the earlier to occur of (I) the initial date after the Closing that no PIPE Shares remain outstanding, and (II) the date of the consummation of a Subsequent Placement by the Company with gross proceeds, paid in cash, of at least $5,000,000, in either case, neither the Company nor any of its subsidiaries shall, directly or indirectly, effect any Subsequent Placement unless the Company shall have first complied with the PIPE Investors’ participation right described herein and set forth in the PIPE Securities Purchase Agreement. With respect to (i) Additional Offerings, DHAC is required to offer 100% of the Additional Offering Securities to the PIPE Investors; and (ii) Subsequent Placements, DHAC is required to offer 25% of the Offered Securities to the PIPE Investors.

The Aggregate Closing PIPE Proceeds will be a part of the aggregate cash proceeds available for release to DHAC, Merger Sub I, and Merger Sub II in connection with the transactions contemplated by the Business Combination Agreement. The PIPE Warrants are exercisable into shares of DHAC Common Stock at a price of $12.50 per share and expire 5 years from the date of issuance. The PIPE Shares are convertible into shares of DHAC Common Stock at a price of $10.00 per share, subject to certain adjustments. The Certificate of Designation of the Series A Preferred Stock establishes the terms and conditions of the Series A Preferred Stock.

The Company reviewed the PIPE Securities Purchase Agreement’s underlying securities under ASC 480 and ASC 815 and concluded that Series Preferred A Stock includes a contingent redemption that would require temporary equity treatment at issuance and the warrants do not have any elements that would preclude them from equity treatment and therefore are not subject to the Derivative guidance under ASC 815. However under ASC 480-10-55-33 a forward contract that permits the holder to purchase redeemable shares (the Series A Preferred Stock) is a liability pursuant to ASC 480 because (1) the forward contract itself is indexed to an underlying share (i.e., the option’s value varies with the fair value of the share) that embodies the issuer’s obligation to repurchase the share and (2) the issuer has a conditional obligation to transfer assets if the shares are put back. Accordingly, the Company determined the fair value of the PIPE Forward Contract and noted the value at the October 6, 2022, the executed date of agreement was zero. As of December 31, 2022, the value of the PIPE Forward Contract was $84,605 (see Note 10. Fair Value Measurements for additional disclosure on the PIPE Forward Contract).

PIPE Registration Rights Agreement

In connection with the closing of the transactions contemplated by the PIPE Securities Purchase Agreement, DHAC and the PIPE Investors will enter into the registration rights agreement (the “PIPE Registration Rights Agreement”). The PIPE Registration Rights Agreement provides the PIPE Investors with customary registration rights with respect to the shares of Common Stock underlying the PIPE Shares and PIPE Warrants issued to the PIPE Investors. Pursuant to the Registration Rights Agreement, DHAC will agree to (i) file a registration statement with the SEC for the registration and resale of a number of shares of DHAC Common Stock at least equal to 200% of the sum of the number of shares of DHAC Common Stock issuable upon conversion of the PIPE Shares and upon exercise of the PIPE Warrants (collectively, the “Registrable Securities”) within 30 days after the closing of the PIPE Securities Purchase Agreement; (ii) to use DHAC’s best efforts to have such registration statement to be declared effective as soon as practicable after the filing thereof, but no later than earlier of (a) the 90th calendar day (or 120th calendar day if the SEC notifies the Company that it will “review” the registration statement) and (b) the 2nd business day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that the registration statement will not be “reviewed” or will not be subject to further review and (iii) to use DHAC’s best efforts to maintain the effectiveness of such registration statement with respect to the Registrable Securities at all times until the date all of the securities covered hereby can be sold publicly without restriction or limitation under Rule 144 under the Securities Act.

PIPE Lock-Up Agreement

Pursuant to the PIPE Securities Purchase Agreement, certain of DHAC’s stockholders will enter into a lock-up agreement (the “PIPE Lock-Up Agreement”) with DHAC. Pursuant to the PIPE Lock-Up Agreement, such stockholders will not (i) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase, make any short sale or otherwise dispose of or agree to dispose of, directly or indirectly, any shares of DHAC Common Stock or Convertible Securities (as defined in the PIPE Securities Purchase Agreement), or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Securities and Exchange Act of 1934, as amended and the rules and regulations of the Securities and

Exchange Commission promulgated thereunder with respect to any shares of Common Stock or Convertible Securities owned directly by the PIPE Investors (including holding as a custodian) or with respect to which each PIPE Investor has beneficial ownership within the rules and regulations of the Securities and Exchange Commission (collectively, the “PIPE Investor Shares”), or (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any of the PIPE Investor Shares, whether any such transaction described in clause (i) or (ii) above is to be settled by delivery of shares of DHAC Common Stock or other securities, in cash or otherwise, or (iii) make any demand for or exercise any right or cause to be filed a registration statement, including any amendments thereto, with respect to the registration of any shares of DHAC Common Stock or Convertible Securities or (iv) publicly disclose the intention to do any of the foregoing.

Under the PIPE Lock-Up Agreement, the PIPE Lock-Up Period means the period beginning on the date of the Lock-Up Agreement and ending on the earliest of (i) eight months after the Closing Date, or (ii) on the trading day after DHAC’s Common Stock exceeds $12.50 (as adjusted for any stock splits, stock dividends, stock combinations recapitalizations and similar events) for a period of twenty consecutive trading days after the Closing Date.

Bridge Securities Purchase Agreement and Bifurcated Derivative

On October 6, 2022, in connection with the execution of the Business Combination Agreement, DHAC, VSee and iDoc entered into a Securities Purchase Agreement (the “Bridge Purchase Agreement”) with an accredited investor, who is also an investor in the Sponsor, pursuant to which DHAC, VSee and iDoc each issued and sold to such investor 10% original issue discount senior secured promissory notes due October 5, 2023 in the aggregate principal amount of $2,222,222 (the “Bridge Notes”). $888,889 of the Bridge Note was allocated to DHAC. The Bridge Notes will be assumed by DHAC in connection with the closing of the Business Combination. The Bridge Notes bear guaranteed interest at a rate of 10.00% per annum. In connection with the purchase of the Bridge Notes, DHAC issued the investor (i) 173,913 warrants, each representing the right to purchase one share of DHAC common stock at an initial exercise price of $11.50, subject to certain adjustments (the “Bridge Warrants”) and (ii) 30,000 shares of DHAC common stock as additional consideration for the purchase of the Bridge Notes and Bridge Warrants. If the PIPE Financing closes in connection with the closing of the Business Combination, 110% of all unpaid principal under the Bridge Notes and guaranteed interest of 10% are due and payable at the closing of the PIPE Financing.

The Company reviewed the warrants and common stock issued in connection with the Securities Purchase agreement under ASC 815 and concluded that the Warrants are not in scope of ASC 480 and are not subject to the Derivative guidance under ASC 815. The Warrants and the Common Stock should be recorded as equity. As such the Principal value of the notes was allocated using the relative fair value basis of all three instruments. As the Warrants were issued with various instruments the purchase price needs to be allocated using the relative fair value method (i.e., warrant at its fair value and the common stock at its fair value the Promissory note at its principal value allocated using the relative fair value of the proceeds received an applied proportionally to the equity classified stock, warrants and Promissory Note).

The Company reviewed the contingent early repayment option granted in the Bridge Note under ASC 815 and concluded that as a result of the significant discount granted in the note the contingent repayment provision is therefore considered an embedded derivative that should be bifurcated from the debt host. Accordingly, in accordance with ASC 470-20, the Company allocated the Bridge Note proceeds between the Bridge Note and the Bifurcated Derivative, using the residual method by allocating the principal first to fair value of the embedded derivative and then to the debt. Accordingly, the fair value of the embedded derivative at issuance was $278,404 and the residual value of $610,485 was allocated to the principal balance of the note (see Note 10. Fair Value Measurements for additional disclosure on the derivative).

DHAC as a result received cash proceeds of $738,200 net of $61,800 of direct cost attributable to the financing. The warrants and shares issued to investors were analyzed under ASC 815 and noted there were no elements that would preclude equity treatment. As such the Company recorded the fair value of the Bridge Warrants of $8,552, net of $613 of offering cost allocated based on the relative value basis and Bridge Shares of $284,424, net of $20,376 of offering cost allocated based on the relative value basis. As a result, of the bifurcated derivative discussed above, the offering cost allocated to the debt, and the value of the share and warrants granted, the Company recorded amortizable debt discount of $443,665 consisting of $40,811 in financing cost allocated to the Bridge Note, $9,165 the issuance date fair value of the Bridge Warrants, $304,800 the fair value of the Bridge Shares and $88,889 originally issued discount.

As of December 31, 2022, the Bridge Note net of unamortized debt discount was $292,800. The Company recognized $104,953 of amortized debt discount and $21,027 in accrued interest for a total Bridge Note interest expense of $125,980. In connection with the Bridge Purchase Agreement, the Company entered into a Registration Rights Agreement with the Bridge investor, dated October 5, 2022, which provides that the Company will file a registration statement to register the shares of Common Stock underlying the Bridge Warrants and the commitment shares.

Legal Claims

On September 26, 2022, the Company was notified of a lawsuit filed against the Company. The plaintiff’s claims arose out of an alleged breach of a purported employment agreement with iDoc and VSee that was to become DHAC’s obligation at the closing of the business combination, and the plaintiff’s alleged wrongful termination related thereto. The plaintiff sought unpaid compensation, back and front pay, compensatory damages, unreimbursed business expenses, an award equal to alleged promised stock, an award of prejudgment and post judgment interest, punitive damages, and taxable costs and reasonable attorneys’ fees. The lawsuit is currently pending before the Superior Court of the State of Arizona in and for the County of Maricopa. The parties began engaging in settlement discussions shortly after the complaint was served. The Company has not appeared in the action, but denies liability. On February 1, 2023, the parties came to a global resolution and executed a confidential settlement agreement. On February 3, 2023, Plaintiff’s counsel filed a notice of settlement with the court, requesting that the matter be placed on the inactive calendar for at least 30 days to allow the parties time to effectuate the terms of the settlement agreement. The parties filed a stipulation to dismiss the entire case with prejudice on April 7, 2023.